Note 8 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss attributable to ordinary shareholders	$ (21,026)	$ (33,279)	$ (64,179)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	38,996,463	39,093,246	39,023,643
Net loss per share —basic and diluted (in dollars per share)	$ (0.54)	$ (0.85)	$ (1.64)